3. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Net operating loss carry-forwards	$ 4,445,000	$ 2,808,000
Stock based compensation	1,940,000	1,276,000
Allowance for doubtful accounts	8,000	8,000
Deferred Tax Assets	6,393,000	4,092,000
Less Valuation Allowance	6,393,000	4,092,000
Net Deferred Tax Asset